Brokerage Commissions and Net Gains on Investment Securities (Tables)	12 Months Ended
Mar. 31, 2011
Investment Income

Brokerage commissions and net gains (losses) on investment securities in fiscal 2009, 2010 and 2011 consist of the following:

	Millions of yen			Millions of U.S. dollars
	2009	2010	2011	2011
Brokerage commissions	¥5,025	¥3,418	¥119	$1
Net gains (losses) on investment securities	(22,301)	14,863	16,656	201
Dividends income	4,732	5,072	4,345	52

	¥(12,544)	¥23,353	¥21,120	$254